GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Government Grant [Abstract]
Summary of Deferred Government Grants

	2023	2022
	US$’000	US$’000
Deferred government grants	7,373	8,110
Current	68	451
Non-current	7,305	7,659